Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Notes payable, current portion, discount		$ 0	$ 4,592
Preferred Stock, par value		$ 0.001	$ 0.001
Preferred Stock, Shares authorized		50,000,000	50,000,000
Preferred Stock, Shares Issued		0	0
Preferred Stock, Shares outstanding		0	0
Common stock, par value	$ 0.001	$ .001	$ 0.001
Common Stock, Shares Authorized	400,000,000	400,000,000	400,000,000
Common Stock, Shares Issued	67,747,771	63,885,930	33,229,093
Common Stock, Shares Outstanding	67,747,771	63,885,930	33,229,093
Preferred Series A [Member]
Preferred Stock, par value		$ .001	$ .001
Preferred Stock, Shares authorized		0	40,118,013
Preferred Stock, Shares Issued		0	40,118,013
Preferred Stock, Shares outstanding		0	40,118,013
Preferred Series B [Member]
Preferred Stock, par value		$ 0.001	$ 0.001
Preferred Stock, Shares authorized		0	55,555,555
Preferred Stock, Shares Issued		0	20,237,459
Preferred Stock, Shares outstanding		0	20,237,459